Property and Equipment, Net by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 41,549	$ 37,991
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	2,857	3,270
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	37,455	33,605
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 1,237	$ 1,116